SCHEDULE OF OPTIONS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Beginning balance, Options outstanding | shares	1,696,451	1,113,841	934,615
Beginning balance, weighted average exercise price | $ / shares	$ 3.85	$ 4.86	$ 4.48
Options, Granted | shares	727,500	612,610	433,072
Weighted average exercise price granted | $ / shares	$ 1.53	$ 1.04	$ 5.46
Options, Forfeited | shares	(2,301)	(30,000)	(253,846)
Weighted average exercise price forfeited | $ / shares	$ 2.13		$ 3.84
Options, Exercised | shares
Weighted average exercise price exercised | $ / shares
Ending balance, Options outstanding | shares	2,421,650	1,696,451	1,113,841
Ending balance, weighted average exercise price | $ / shares	$ 3.34	$ 3.85	$ 4.86
Options, Exercisable | shares	894,956	560,082	222,115
Weighted average exercise price exercisable | $ / shares	$ 4.34	$ 4.41	$ 4.78